UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Democracy International Fund

SEMI-ANNUAL REPORT	JUNE 30, 2023

Investment Adviser:

Democracy Investment Management LLC

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-PRO-DMCY; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

SECTOR WEIGHTING†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.5%

	Shares	Fair Value

Australia — 0.3%
BHP Group	1,076	$32,010
Woodside Energy Group	193	4,455

		36,465

Belgium — 0.3%
Ageas	275	11,134
Anheuser-Busch InBev	413	23,354

		34,488

Brazil — 0.3%
Vale ADR, Cl B	1,579	21,190
Wheaton Precious Metals	363	15,716

		36,906

Canada — 8.0%
Agnico Eagle Mines	306	15,297
Alimentation Couche-Tard	666	34,190
Bank of Montreal	502	45,388
Bank of Nova Scotia	841	42,125
Barrick Gold	1,186	20,086
BCE	738	33,686
Brookfield, Cl A	1,151	38,794
Brookfield Asset Management, Cl A	298	9,738
Canadian Imperial Bank of Commerce	745	31,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Canada (continued)
Canadian National Railway	460	$55,767
Canadian Natural Resources	915	51,501
Canadian Pacific Kansas City	639	51,670
Cenovus Energy	1,040	17,684
CGI, Cl A*	254	26,816
Enbridge	1,334	49,640
Fortis	476	20,536
Manulife Financial	1,748	33,078
Nutrien	406	23,996
Rogers Communications, Cl B	368	16,808
Royal Bank of Canada	924	88,346
Shopify, Cl A*	717	46,393
Sun Life Financial	650	33,923
Suncor Energy	999	29,338
TC Energy	723	29,253
TELUS	1,316	25,639
Toronto-Dominion Bank	1,185	73,532

		945,068

China — 0.7%
NXP Semiconductors	207	42,369
Prosus	498	36,462

		78,831

Denmark — 2.3%
Coloplast, Cl B	156	19,502
DSV	177	37,164
Genmab*	55	20,792
Novo Nordisk, Cl B	966	155,611
Orsted	170	16,061
Vestas Wind Systems*	845	22,467

		271,597

Finland — 0.8%
Kone, Cl B	410	21,395
Neste	361	13,887
Nokia	4,138	17,316
Nordea Bank	2,628	28,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Finland (continued)
UPM-Kymmene	526	$15,649

		96,821

France — 7.6%
Air Liquide	368	65,924
Airbus	416	60,072
AXA	1,436	42,339
BNP Paribas	622	39,169
Capgemini	157	29,727
Cie de Saint-Gobain	441	26,813
Danone	383	23,458
Dassault Systemes	742	32,887
Engie	1,073	17,827
EssilorLuxottica	211	39,733
Euroapi*	233	2,668
Hermes International	19	41,251
Legrand	326	32,294
L’Oreal	131	61,042
LVMH Moet Hennessy Louis Vuitton	145	136,522
Orange	642	7,496
Safran	254	39,755
Sanofi	545	58,389
TotalEnergies	1,449	83,074
Vinci	394	45,728
Worldline*	271	9,905

		896,073

Germany — 5.4%
adidas	116	22,499
Allianz	228	53,033
BASF	675	32,749
Bayer	571	31,565
Bayerische Motoren Werke	252	30,935
BioNTech ADR	58	6,260
Daimler Truck Holding	391	14,077
Deutsche Bank	1,194	12,529
Deutsche Boerse	152	28,042
Deutsche Telekom	2,051	44,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Germany (continued)
Deutsche Wohnen	176	$4,055
DHL Group	661	32,257
E.ON	1,492	19,012
Fresenius & Co.	331	9,162
Infineon Technologies	1,004	41,388
Mercedes-Benz Group	520	41,795
RWE	453	19,705
SAP	649	88,607
Siemens	512	85,208
Vonovia	624	12,183
Zalando*	310	8,915

		638,675

Ireland — 0.7%
CRH PLC	659	36,308
Flutter Entertainment PLC*	141	28,343
ICON PLC*	72	18,015

		82,666

Israel — 0.0%
Tower Semiconductor*	108	3,978

Italy — 1.5%
Enel	4,683	31,513
Eni	1,904	27,382
Ferrari	99	32,349
Intesa Sanpaolo	15,632	40,931
Snam	2,673	13,960
UniCredit	1,272	29,511

		175,646

Netherlands — 2.7%
Akzo Nobel	201	16,385
ASML Holding	260	188,067
Heineken	133	13,666
ING Groep	2,673	35,980
Koninklijke Ahold Delhaize	743	25,340
Koninklijke Philips*	886	19,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Netherlands (continued)
Wolters Kluwer	209	$26,519

		325,104

Singapore — 0.3%
STMicroelectronics	674	33,502

South Korea — 0.1%
Delivery Hero*	172	7,582

Spain — 1.6%
Amadeus IT Group	441	33,535
Banco Santander	11,641	42,991
Iberdrola	4,139	53,962
Industria de Diseno Textil	1,021	39,499
Telefonica	3,995	16,196

		186,183

Sweden — 2.6%
Alleima	845	3,838
Atlas Copco, Cl A	3,886	52,875
Castellum	813	7,749
Essity, Cl B	503	13,370
Evolution	157	19,852
H & M Hennes & Mauritz, Cl B	1,041	17,847
Hexagon, Cl B	2,586	31,782
Investor, Cl B	2,536	50,632
Kinnevik, Cl B*	742	10,263
Nibe Industrier, Cl B	1,817	17,226
Sandvik	1,278	24,871
Swedbank	922	15,523
Telefonaktiebolaget LM Ericsson, Cl B	2,614	14,136
Volvo, Cl B	1,551	32,021

		311,985

Switzerland — 3.9%
ABB	1,325	52,103
Accelleron Industries	149	3,567
Alcon	400	33,130
Cie Financiere Richemont, Cl A	313	53,056
Holcim	401	26,983

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Switzerland (continued)
Lonza Group	60	$35,773
Novartis	1,205	121,220
Sika	141	40,299
UBS Group	2,422	48,986
Zurich Insurance Group	95	45,119

		460,236

United Kingdom — 10.1%
Anglo American PLC	719	20,412
Ashtead Group PLC	398	27,546
AstraZeneca PLC	802	114,972
BAE Systems PLC	2,378	28,025
Barclays PLC	10,750	20,962
Barratt Developments PLC	1,967	10,341
BP PLC	10,163	59,222
British American Tobacco PLC	1,248	41,379
Compass Group PLC	1,324	37,065
Croda International PLC	235	16,809
Diageo PLC	1,401	60,185
Experian PLC	856	32,844
Glencore PLC	7,655	43,259
GSK PLC	2,332	41,175
Haleon PLC	3,247	13,303
HSBC Holdings PLC	11,094	87,686
Informa PLC	1,963	18,118
Just Eat Takeaway.com*	216	3,308
Legal & General Group PLC	7,009	20,254
Lloyds Banking Group PLC	50,811	28,158
London Stock Exchange Group PLC	302	32,121
Mondi PLC	824	12,561
National Grid PLC	2,625	34,724
Prudential PLC	1,995	28,115
Reckitt Benckiser Group PLC	413	31,042
RELX PLC	1,500	49,983
Shell PLC	4,133	123,086
Smith & Nephew PLC	1,103	17,781
SSE PLC	1,018	23,827

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)
Standard Chartered PLC	2,128	$18,478
Taylor Wimpey PLC	6,807	8,892
Unilever PLC	1,414	73,660
Vodafone Group PLC	19,605	18,437

		1,197,730

United States — 3.3%
Nestle	1,564	188,103
Roche Holding	410	125,340
Stellantis	1,785	31,334
Swiss Re	206	20,733
Waste Connections	217	31,048

		396,558

Total Common Stock (Cost $6,109,415)		6,216,094

EXCHANGE TRADED FUNDS — 46.9%

iShares MSCI Australia ETF	12,162	274,253
iShares MSCI Austria ETF	2,219	45,046
iShares MSCI Brazil ETF	3,033	98,360
iShares MSCI Chile ETF	969	28,275
iShares MSCI China ETF	574	25,681
iShares MSCI India ETF	6,751	295,019
iShares MSCI Indonesia ETF	1,715	39,531
iShares MSCI Israel ETF	1,561	83,639
iShares MSCI Japan ETF	4,288	265,427
iShares MSCI Malaysia ETF	1,017	20,350
iShares MSCI Mexico ETF	735	45,702
iShares MSCI Philippines ETF	1,061	27,628
iShares MSCI Poland ETF*	2,287	43,865
iShares MSCI South Africa ETF	1,466	58,318
iShares MSCI Taiwan ETF	8,576	403,244
iShares MSCI Thailand ETF	546	35,916
Vanguard FTSE Emerging Markets ETF	19,621	798,182

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS (continued)

	Shares	Fair Value

Vanguard FTSE Pacific ETF	42,669	$2,974,883

Total Exchange Traded Funds (Cost $5,873,686)		5,563,319

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#	207	16,545
Volkswagen#	147	19,716

Total Preferred Stock (Cost $42,389)		36,261

Total Investments - 99.7% (Cost $12,025,490)		$11,815,674

Percentages are based on Net Assets of $11,848,451.

*	Non-income producing security.

#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of June 30, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $12,025,490)	$11,815,674
Foreign Currency, at Value (Cost $777)	784
Cash	8,470
Reclaim Receivable	19,936
Dividend and Interest Receivable	6,671
Other Prepaid Expenses	5,177

Total Assets	11,856,712

Liabilities:
Payable to Investment Adviser	8,259
Unrealized Loss on Foreign Spot Currency Contracts	2

Total Liabilities	8,261

Net Assets	$11,848,451

Net Assets Consist of:
Paid-in Capital	$12,092,433
Total Accumulated Losses	(243,982)

Net Assets	$11,848,451

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	500,000
Net Asset Value, Offering and Redemption Price Per Share	$23.70

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
FOR THE PERIOD ENDED
JUNE 30, 2023 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$192,408
Interest	1,001
Less: Foreign Taxes Withheld	(15,507)

Total Investment Income	177,902

Expenses:
Investment Advisory Fees	26,866

Total Expenses	26,866

Less:
Waiver of Investment Advisory Fees	(5,890)

Net Expenses	20,976

Net Investment Income	156,926

Net Realized Gain (Loss) on:
Investments	(997)
Foreign Currency Transactions	(5,372)

Net Realized Gain (Loss)	(6,369)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	586,628
Foreign Currency Translation	233

Net Change in Unrealized Appreciation (Depreciation)	586,861

Net Realized and Unrealized Gain (Loss)	580,492

Net Increase in Net Assets Resulting from Operations	$737,418

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net Investment Income	$156,926	$151,818
Net Realized Gain (Loss)	(6,369)	(14,874)
Net Change in Unrealized Appreciation (Depreciation)	586,861	(776,644)

Net Increase (Decrease) in Net Assets Resulting From Operations	737,418	(639,700)

Distributions	(175,961)	(126,543)

Capital Share Transactions:
Issued	6,400,195	2,394,420

Net Increase in Net Assets From Capital Share Transactions	6,400,195	2,394,420

Total Increase in Net Assets	6,961,652	1,628,177

Net Assets:
Beginning of Year/Period	4,886,799	3,258,622

End of Year/Period	$11,848,451	$4,886,799

Share Transactions:
Issued	275,000	100,000

Net Increase in Shares Outstanding From Share Transactions	275,000	100,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/ Period	$21.72		$26.07	$25.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.34		0.76	0.60
Net Realized and Unrealized Gain (Loss)	1.99		(4.54)	1.02

Total from Investment Operations	2.33		(3.78)	1.62

Dividends and Distributions:
Net Investment Income	(0.35)		(0.57)	(0.55)

Total Dividends and Distributions	(0.35)		(0.57)	(0.55)

Net Asset Value, End of Year/Period	$23.70		$21.72	$26.07

Total Return†	10.77%		(14.44)%	6.49%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$11,848		$4,887	$3,259
Ratio of Expenses to Average Net Assets(2)	0.39%	††	0.37%	0.38%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.50%	††	0.50%	0.50%	††
Ratio of Net Investment Income to Average Net Assets	2.92%	††	3.41%	3.03%	††
Portfolio Turnover Rate‡	–%		–%	4%

*	Per share calculations were performed using average shares for the period.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(1)	Commenced operations on March 31, 2021.

(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

Amounts designated as “-” are zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 66 funds. The financial statements herein are those of the Democracy International Fund (the “Fund”). The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Democracy Investments International Index (the “Index”). The Fund is classified as a “diversified” investment company and operates as an exchange traded fund (“ETF”). Democracy Investment Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on March 31, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least quarterly, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the period ended June 30, 2023:

Creation Unit Shares	Creation Transaction Fee	Value at June 30, 2023	Redemption Transaction Fee

25,000	$ 3,000	$ 592,500	$ 3,000

3.   Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.   Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2023, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended June 30, 2023, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   Investment Advisory Agreement and Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in the amount of the Acquired Fund Fees and Expenses incurred by the Fund until April 30, 2024. This agreement may be terminated: (i) by the Board, for any

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024. For the period ended June 30, 2023, the Adviser waived fees of $5,890 which will not be available for recapture.

On March 29, 2021, the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser” or “VIA”), entered into an investment sub-advisory agreement with respect to the Fund (the “Current Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the Fund for assets up to $250 million, 0.06% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.05% based on the average daily net assets of the Fund when assets exceed $500 million, subject to a minimum annual fee of $45,000.

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired Vident Advisory, LLC (the “Transaction”), effective as of July 14, 2023. MM VAM, LLC is an entity controlled by Casey Crawford. As of the July 14, 2023 closing date of the Transaction, Mr. Crawford effectively controls Vident Advisory (“VA”) which acquired the assets and liabilities of VIA, also effective as of July 14, 2023, as part of the Transaction. Upon the July 14, 2023 close of the Transaction, the Current Sub-Advisory Agreement automatically terminated pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

In anticipation of the termination of the Current Sub-Advisory Agreement, VA has sought to enter into a new investment sub-advisory agreement with the Adviser (the “New Sub-Advisory Agreement”). The New Sub-Advisory Agreement is subject to approval by the Fund’s shareholders.

At a meeting of the Board of Trustees of the Trust (the “Board”), held on June 22, 2023, the Board, including a majority of the trustees who are not deemed to be “interested persons” of the Trust (as that term is defined by the 1940 Act), approved both: (i) the proposed New Investment Sub-Advisory Agreement between the Adviser and Vident Advisory, LLC (d/b/a Vident Asset Management); and (ii) an interim sub-advisory agreement between the Adviser and VA (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement took take effect immediately upon the July 14, 2023 closing of the Transaction.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

Pursuant to the Interim Sub-Advisory Agreement, VA may provide investment sub-advisory services to the Fund for up to 150 days between the July 14, 2023 effective date of the Interim Sub-Advisory Agreement and the approval by the Fund shareholders of the New Sub-Advisory Agreement. A special meeting of the Fund’s shareholders, at which the Fund’s shareholders will be requested to approve the proposed New Sub-Advisory Agreement, is scheduled for September 26, 2023.

There will be no change in the Fund’s portfolio managers, investment objective, principal investment strategy, and investment policies in connection with the Transaction.

6.   Investment Transactions:

For the period ended June 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 5,205,392	$ 1,498

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended June 30, 2023, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain
$ 1,172,060	$ —	$ —

7.   Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

	Ordinary Income	Total
2022	$ 126,543	$ 126,543
2021	63,720	63,720

As of December 31, 2022, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$25,164
Capital Loss Carryforwards	(33,977)
Post-October Losses	(197)
Unrealized Depreciation	(796,426)
Other Temporary Differences	(3)

Total Accumulated Losses:	$(805,439)

Post-October capital losses represent losses realized on investment transactions from November 1, 2022 through December 31, 2022 that, in accordance with federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$ 31,479	$ 2,498	$ 33,977

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at June 30, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 12,025,490	$ 444,786	$ (654,602)	$ (209,816)

8.   Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

DEMOCRACY FOCUSED INVESTMENTS RISK — The Index, and thus the Fund’s portfolio, generally weights more heavily in the aggregate companies located in countries with higher Democracy Scores and weights less heavily in the aggregate companies located in countries with lower Democracy Scores. A company’s financial performance is determined by a number of factors, and whether or not the company is located in a country with a higher Democracy Score may have little or no impact on whether the company performs well financially or positively affects the Fund’s performance. Companies located in countries with higher Democracy Scores may underperform companies located in countries with lower Democracy Scores. The Fund may forego some market opportunities available to funds that do not invest in a company based on the Democracy Score of the country in which it is located and, therefore, the Fund may underperform such other funds.

In addition, the Index’s methodology weights a company based on the product of its Democracy Score and market capitalization. Accordingly, the Fund may hold the securities of companies with large market capitalizations located in countries with lower Democracy Scores in greater weight than the securities of companies located in countries with higher Democracy Scores. In this regard, shareholders may have significant exposure to particular companies located in more authoritarian countries and will at all or most times have some exposure to companies located in more authoritarian countries.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

EMERGING MARKETS RISK — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market country to be any country determined to be an emerging market country by Solactive’s country classification framework.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

GEOGRAPHIC FOCUS RISK — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INVESTMENTS IN ETFs RISK — When the Fund invests in an ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

MEDIUM CAPITALIZATION COMPANIES RISK — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. Because it uses a representative sampling approach, the Fund may experience a greater degree of tracking error than if the Fund sought to hold all of the securities of the Index in proportion to their weighting in the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

TRADING RISK — Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their net asset value (“NAV”). The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. The Fund’s representative sampling approach to tracking the Index may cause the Fund’s shares to trade with wider bid/ask spreads than if the Fund used a replication strategy or different representative sampling strategy.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Index Provider, which has not previously been an index provider for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be reconstituted, rebalanced or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

ADR RISK — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

SECTOR FOCUS RISK — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

FINANCIALS SECTOR RISK — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW ADVISER RISK — The Adviser is a newly formed investment adviser with no prior experience managing registered investment companies. As a result, investors do not have a track record of managing an ETF from which to judge

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

9.   Other:

At June 30, 2023, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by 4 Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10.   Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF fund, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,107.70	0.39%	$2.04

Hypothetical 5% Return	1,000.00	1,022.86	0.39	1.96

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes had been made to the Program during the period covered by the report.

In connection with the Fund’s operation as an ETF, the Program Administrator’s report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio; and (iii) the Fund’s qualification as an “In-Kind ETF”.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 15–16, 2023 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2023 (Unaudited)

Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Democracy International Fund

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-877-PRO-DMCY

Investment Adviser:

Democracy Investment Management LLC

1480 Moraga Road, Suite C #378

Moraga, CA 94556

Investment Sub-Adviser:

Vident Asset Management

1125 Sanctuary Pkwy.

Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

DEM-SA-001-0300

(b)     Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.     Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023